CONVERTIBLE DEBENTURES (Details Narrative)							1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 13, 2023 USD ($) shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 USD ($) shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares	Aug. 30, 2023 shares	Aug. 17, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Aggregate principal amount	$ 5,000,000			$ 2,000,000
Conversion Price | $ / shares		$ 0.24			$ 0.20
Shares and warrants issued | shares	13,737,500			6,716,499				2,816,250	6,716,499
Exercise price | $ / shares		0.28			0.25
Shares price | $ / shares		$ 0.40	$ 0.30		$ 0.40	$ 0.225				$ 0.20
Common shares | shares	10,151,250						1,022,025			10,151,250	1,022,025
Derivative liability									$ 13,222,933
Principal Of payments								$ 2,816,250
Derivative Liability One [Member]
IfrsStatementLineItems [Line Items]
Derivative liability										$ 490,195		$ 439,860
Derivative Liability Two [Member]
IfrsStatementLineItems [Line Items]
Derivative liability									$ 13,222,934	6,053,927		5,824,496
Derivative Liability Three [Member]
IfrsStatementLineItems [Line Items]
Derivative liability												$ 1,264,378	$ 1,264,378
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Shares price | $ / shares									$ 0.20
Convertible debts									$ 277,092	1,040,662
Aggregate Total Convertible Debt										$ 133,977
Common shares | shares									2,413,525
Gross proceeds								1,000,000
Principal Of payments								$ 6,000,000
July Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Shares and warrants issued | shares									13,737,500
Shares price | $ / shares									$ 0.28
Convertible debts									$ 423,515
Common shares | shares									5,388,062
August Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Shares and warrants issued | shares									2,816,250
Shares price | $ / shares									$ 0.28
Convertible debts									$ 328,000
Common shares | shares									5,682,083